Regulatory Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	$ 187	$ 221
Regulatory assets	4,676	2,728
Regulatory liabilities	297	212
Deferred income tax recovery	867
Deferred Income Tax Regulatory Liability [Member]
Regulatory Matters [Line Items]
Regulatory liabilities	4	5
Deferred Income Tax Regulatory Liability [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory liabilities	310
Deferred Income Tax Regulatory Asset [Member]
Regulatory Matters [Line Items]
Regulatory assets	2,343	1,109
Deferred Income Tax Regulatory Asset [Member] | Hydro One Networks [Member] | Distribution [Member]
Regulatory Matters [Line Items]
Regulatory assets	504
Deferred Income Tax Regulatory Asset [Member] | Hydro One Networks [Member] | Transmission [Member]
Regulatory Matters [Line Items]
Regulatory assets	673
Deferred Income Tax Regulatory Asset [Member] | Deferred Income Tax Regulatory Liability [Member]
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	146
Deferred Tax Asset Sharing [Member]
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	41
Regulatory assets	204	0
Deferred Tax Asset Sharing [Member] | Hydro One Networks [Member] | Distribution [Member]
Regulatory Matters [Line Items]
Regulatory assets	70		$ 58
Deferred Tax Asset Sharing [Member] | Hydro One Networks [Member] | Transmission [Member]
Regulatory Matters [Line Items]
Regulatory assets	134		$ 118
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Regulatory assets	1,660	1,125
Increase (decrease) in other comprehensive income	(470)	(597)
Increase (decrease) in operation, maintenance and administration expenses	89	(20)
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	12	(3)
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in amortization expense	(23)	(25)
Increase (decrease) in financing chargers	3	4
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Regulatory assets	59	105
Increase (decrease) in other comprehensive income	46	(235)
Stock-Based Compensation [Member]
Regulatory Matters [Line Items]
Regulatory assets	41	42
Increase (decrease) to operation, maintenance, administration and depreciation expenses	(1)	0
Pension Cost Differential [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	1	$ 5
Incremental Bad Debt Expense [Member]
Regulatory Matters [Line Items]
Regulatory assets	$ 14